Fair Value Measurements and Marketable Securities Available For Sale - Schedule of Cost, Aggregate Fair Value and Unrealized Gains of Marketable Securities Available-for-sale (Details) - USD ($)
$ in Thousands
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures And Available For Sale Securities [Line Items]
Amortized Cost Basic	$ 184,828	$ 184,440	$ 112,472
Available For Sale At Fair Value	185,809	185,997	112,893
Unrealized Gain At Fair Value	981	1,557	421
U.S. Government And Government Agency Securities [Member]
Fair Value Disclosures And Available For Sale Securities [Line Items]
Amortized Cost Basic	91,357	97,495	63,875
Available For Sale At Fair Value	91,852	98,180	64,032
Unrealized Gain At Fair Value	495	685	157
Corporate Bonds [Member]
Fair Value Disclosures And Available For Sale Securities [Line Items]
Amortized Cost Basic	93,471	86,945	48,597
Available For Sale At Fair Value	93,957	87,817	48,861
Unrealized Gain At Fair Value	$ 486	$ 872	$ 264